Acquisition of Lucid	12 Months Ended
Dec. 31, 2023
Acquisition of Lucid
Acquisition of Lucid

4. Acquisition of Lucid

On September 21, 2021, the Company acquired all of the issued and outstanding common shares of Lucid, an early-stage Canadian-based specialty pharmaceutical company focused on the development of therapies to treat critical neurodegenerative diseases, for total consideration of $7,290,731. The acquisition is part of the Company’s strategy of building a portfolio of biotech assets.

Prior to the acquisition, the Company’s Executive Co-Chairman of the Board beneficially held approximately 4.5% ownership interest in Lucid through an entity related to this individual.

It was determined that the acquisition of Lucid did not qualify as a business combination in accordance with IFRS 3, and therefore it was accounted for as an asset acquisition. The individual identifiable assets acquired and liabilities assumed were identified. The purchase consideration was first allocated to the fair values of the acquired cash and cash equivalents, other receivables, prepaid expenses and deposits and trade and other payables, as their carrying values were determined to equal their fair values. The remaining purchase price was allocated to the acquired intangible assets.

The total consideration for the purchase of Lucid was $7,290,731. The purchase consideration consisted of $7,023,732 of Class B shares, $196,436 of share options and $70,563 of warrants. 304,880 Class B shares and all of the warrants were issued to an entity related to the interim CEO and Executive Co-Chairman of the Board. The fair value of the Class B shares was determined based on a total of 4,502,392 shares issued and a fair value of $1.56 per share, which reflects the share price on the date of acquisition. The fair value of the 161,091 share options and 112,162 warrants issued as part of the consideration were determined using the Black-Scholes options pricing model with the following assumptions:

	Warrants	Share Options
Grant date share price	$1.56	$1.56
Exercise Price	$0.96 - $1.93	$1.35 - $2.31
Expected dividend yield	—	—
Risk free interest rate	0.43%	0.43% - 0.79%
Expected life (years)	1.19 - 1.28	2.23 - 4.28
Annualized volatility	88%	124%

The allocation of the total consideration to the fair value of the identifiable assets acquired and liabilities assumed as at the date of the acquisition was as follows:

Fair value recognized on acquisition
$
Cash and cash equivalents	768,964
Other receivables	271,564
Prepaid expenses and deposits	167,776
Intangible assets	6,186,251
Trade and other payables	(103,824)
7,290,731

The Company also capitalized $128,320 of acquisition related costs to the acquired intellectual property (Note 10).